T. ROWE PRICE Retirement 2020 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 44.6%
T. Rowe Price Funds:
New Income Fund  1,407,970 1,009,267 206,191 263,930,978 2,090,333
Limited Duration Inflation
Focused Bond Fund  1,105,499 784,943 159,979 365,408,385 1,677,224
International Bond Fund (USD
Hedged)  501,568 287,376 90,429 84,839,222 712,649
U.S. Treasury Long-Term Index
Fund  373,109 258,719 68,116 66,944,398 501,414
Dynamic Global Bond Fund  352,341 222,422 76,207 62,050,108 480,268
Emerging Markets Bond Fund  364,452 209,634 122,442 52,912,605 477,272
High Yield Fund  326,618 190,675 73,838 77,073,522 451,651
Dynamic Credit Fund  – 181,390 2,065 20,194,139 178,718
Floating Rate Fund  149,502 68,950 52,887 18,351,112 170,482
Total Bond Mutual Funds (Cost $7,643,624) 6,740,011
EQUITY MUTUAL FUNDS 54.7%
T. Rowe Price Funds:
Value Fund  863,769 350,051 185,225 26,135,470 1,163,028
Growth Stock Fund  943,818 302,888 236,500 11,967,096 1,154,585
Hedged Equity Fund  – 741,553 8,426 72,648,443 826,739
U.S. Large-Cap Core Fund  304,660 329,585 15,712 19,615,836 765,214
Equity Index 500 Fund  541,136 129,421 45,072 5,510,986 740,070
Overseas Stock Fund  446,279 174,907 78,447 46,252,093 586,477
International Value Equity Fund  382,357 161,200 75,781 32,124,682 520,099
International Stock Fund  376,602 161,268 66,183 26,028,063 504,944
Real Assets Fund  241,870 250,148 16,445 36,473,619 496,041
Mid-Cap Growth Fund  212,445 101,292 32,792 2,884,092 307,935
Mid-Cap Value Fund  191,946 95,581 43,905 8,275,351 271,018
Emerging Markets Discovery
Stock Fund  172,531 87,492 62,458 15,957,939 209,528
Small-Cap Stock Fund  141,479 62,373 23,768 3,409,654 203,079
Emerging Markets Stock Fund  138,306 70,688 25,493 5,078,770 173,491
Small-Cap Value Fund  114,327 55,971 17,176 3,249,664 168,463
New Horizons Fund (2) 89,931 41,109 10,258 2,331,343 139,414
U.S. Equity Research Fund  201,558 12,170 178,449 1,006,685 50,626
Total Equity Mutual Funds (Cost $5,494,150) 8,280,751
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,486 384,542 384,279 17,182 1,710
Total Other Mutual Funds (Cost $1,705) 1,710

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 323,014 762,205 989,034 96,184,574 96,185
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 15,000,000 14,878
Total Short-Term Investments (Cost $111,065) 111,063
Total Investments in Securities 100.0%
(Cost $13,250,544) $ 15,133,535
Other Assets Less Liabilities (0.0)% (7,356)
Net Assets 100.0% $ 15,126,179
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 879 S&P 500 E-Mini Index contracts 3/24 (224,310) $ (7,985)
Net payments (receipts) of variation margin to date 6,985
Variation margin receivable (payable) on open futures contracts $ (1,000)

T. ROWE PRICE Retirement 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (20) $ (607) $ 2,954
Dynamic Global Bond Fund  (8,829) (18,288) —
Emerging Markets Bond Fund  (30,067) 25,628 16,791
Emerging Markets Discovery Stock Fund  (9,969) 11,963 5,527
Emerging Markets Stock Fund  4,172 (10,010) 2,972
Equity Index 500 Fund  94,880 114,585 6,218
Floating Rate Fund  (2,042) 4,917 9,066
Growth Stock Fund  177,681 144,379 2,662
Hedged Equity Fund  490 93,612 3,037
High Yield Fund  (7,586) 8,196 17,398
International Bond Fund (USD Hedged)  (11,201) 14,134 —
International Stock Fund  20,290 33,257 5,936
International Value Equity Fund  15,634 52,323 12,001
Limited Duration Inflation Focused Bond Fund  (9,277) (53,239) 46,728
Mid-Cap Growth Fund  30,453 26,990 1,462
Mid-Cap Value Fund  22,600 27,396 3,141
New Horizons Fund  3,705 18,632 —
New Income Fund  (21,714) (120,713) 47,339
Overseas Stock Fund  27,384 43,738 10,903
Real Assets Fund  897 20,468 7,980
Small-Cap Stock Fund  14,440 22,995 1,330
Small-Cap Value Fund  8,004 15,341 1,503
Transition Fund  (2,648) (39) 374
U.S. Equity Research Fund  7,943 15,347 749
U.S. Large-Cap Core Fund  1,328 146,681 4,382
U.S. Treasury Long-Term Index Fund  (20,476) (62,298) 10,064
Value Fund  84,551 134,433 14,748
U.S. Treasury Money Fund, 5.40% — — 8,199
Totals $ 390,623# $ 709,821 $ 243,464+

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $65,007 of the net realized gain (loss).
+ Investment income comprised $243,464 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2020 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2020 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 6,740,011 $ — $ — $ 6,740,011
Equity Mutual Funds 8,280,751 — — 8,280,751
Other Mutual Funds 1,710 — — 1,710
Short-Term Investments 96,185 14,878 — 111,063
Total $ 15,118,657 $ 14,878 $ — $ 15,133,535
Liabilities
Futures Contracts* $ 7,985 $ — $ — $ 7,985
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2020 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F141-054Q3 02/24